INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS
Summary of investments

	Balance at			Exercise		Balance at
	December			and	Fair Value	December
	31, 2019	Additions	Disposals	Transfers	Adjustments	31, 2020

Short-term investments
Common shares(1)	$—	$8,205	$(501)	$7,020	$3,466	$18,190
Warrants(2)	—	8	—	(1,851)	1,891	48
Total short-term investments	$—	$8,213	$(501)	$5,169	$5,357	$18,238
Non-current investments
Common shares(1)	$7,006	$1,519	$(1,505)	$(7,020)	$—	$—
Convertible debenture(2)	—	1,000	—	—	—	1,000
Warrants(2)	142	—	—	(142)	—	—
Total non-current investments	$7,148	$2,519	$(1,505)	$(7,162)	$—	$1,000
Total investments	$7,148	$10,732	$(2,006)	$(1,993)	$5,357	$19,238
(1)	Fair value adjustments recorded within Other comprehensive income (loss).
(2)	Fair value adjustments recorded within Net income (loss).

	Balance at				Balance at
	December 31,			Fair Value	December
	2018	Additions	Disposals	Adjustments	31, 2019

Common shares	$4,224	$3,597	$—	$(815)	$7,006
Warrants	234	—	—	(92)	142
Total investments	$4,458	$3,597	$—	$(907)	$7,148